Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Hereford Street Trust
Entity Central Index Key	0000917286
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity Government Money Market Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Class K6
Trading Symbol	FNBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Net Assets	$ 397,528,395,245
Holdings Count | shares	650
Advisory Fees Paid, Amount	$ 903,595,781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.7 8-30 13.3 31-60 5.7 61-90 3.7 91-180 1.6 >180 4.3 Repurchase Agreements 51.8 U.S. Government Agency - Debt 31.4 U.S. Treasury Obligations 19.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 51.8 U.S. Government Agency - Debt - 31.4 U.S. Treasury Obligations - 19.1 Net Other Assets (Liabilities) - (2.3)%
Fidelity Government Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Daily Money Class
Trading Symbol	FZBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Net Assets	$ 397,528,395,245
Holdings Count | shares	650
Advisory Fees Paid, Amount	$ 903,595,781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.7 8-30 13.3 31-60 5.7 61-90 3.7 91-180 1.6 >180 4.3 Repurchase Agreements 51.8 U.S. Government Agency - Debt 31.4 U.S. Treasury Obligations 19.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 51.8 U.S. Government Agency - Debt - 31.4 U.S. Treasury Obligations - 19.1 Net Other Assets (Liabilities) - (2.3)%
Fidelity Treasury Only Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Only Money Market Fund
Class Name	Fidelity® Treasury Only Money Market Fund
Trading Symbol	FDLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Only Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 12,494,413,675
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 31,716,273
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,494,413,675
Number of Holdings	37
Total Advisory Fee	$31,716,273

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 19.2 8-30 32.6 31-60 30.8 61-90 16.2 91-180 5.3 U.S. Treasury Obligations 104.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 104.1 Net Other Assets (Liabilities) - (4.1)%
Fidelity Flex Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Government Money Market Fund
Class Name	Fidelity Flex® Government Money Market Fund
Trading Symbol	FLGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Government Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 151,946,538
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$151,946,538
Number of Holdings	146
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 74.8 8-30 8.9 31-60 6.5 61-90 3.3 91-180 0.3 >180 5.4 Repurchase Agreements 44.8 U.S. Government Agency - Debt 42.6 U.S. Treasury Obligations 11.8 Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 44.8 U.S. Government Agency - Debt - 42.6 U.S. Treasury Obligations - 11.8 Net Other Assets (Liabilities) - 0.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Treasury Digital Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Digital Fund
Class Name	Fidelity® Treasury Digital Fund Liquidity
Trading Symbol	FYHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period December 23, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquidity A	$ 6	0.18%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.18%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 100,860,683
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 42,847
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$100,860,683
Number of Holdings	5
Total Advisory Fee	$42,847

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 39.4 8-30 20.1 61-90 40.5 U.S. Treasury Obligations 100.0 Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.0 Net Other Assets (Liabilities) - 0.0
Fidelity Government Money Market Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Advisor M Class
Trading Symbol	FZGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor M Class	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Net Assets	$ 397,528,395,245
Holdings Count | shares	650
Advisory Fees Paid, Amount	$ 903,595,781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.7 8-30 13.3 31-60 5.7 61-90 3.7 91-180 1.6 >180 4.3 Repurchase Agreements 51.8 U.S. Government Agency - Debt 31.4 U.S. Treasury Obligations 19.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 51.8 U.S. Government Agency - Debt - 31.4 U.S. Treasury Obligations - 19.1 Net Other Assets (Liabilities) - (2.3)%
Fidelity Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Money Market Fund
Class Name	Fidelity® Money Market Fund
Trading Symbol	SPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 130,129,889,260
Holdings Count | shares	301
Advisory Fees Paid, Amount	$ 295,702,813
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$130,129,889,260
Number of Holdings	301
Total Advisory Fee	$295,702,813

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 76.1 8-30 12.2 31-60 9.3 61-90 3.9 91-180 1.1 Repurchase Agreements 57.5 U.S. Treasury Obligations 15.5 Commercial Paper 15.5 Certificates of Deposit 8.0 Non-Negotiable Time Deposit 6.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 57.5 U.S. Treasury Obligations - 15.5 Commercial Paper - 15.5 Certificates of Deposit - 8.0 Non-Negotiable Time Deposit - 6.1 Net Other Assets (Liabilities) - (2.6)%
Fidelity Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Money Market Fund
Class Name	Fidelity® Money Market Fund Premium Class
Trading Symbol	FZDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 130,129,889,260
Holdings Count | shares	301
Advisory Fees Paid, Amount	$ 295,702,813
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$130,129,889,260
Number of Holdings	301
Total Advisory Fee	$295,702,813

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 76.1 8-30 12.2 31-60 9.3 61-90 3.9 91-180 1.1 Repurchase Agreements 57.5 U.S. Treasury Obligations 15.5 Commercial Paper 15.5 Certificates of Deposit 8.0 Non-Negotiable Time Deposit 6.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 57.5 U.S. Treasury Obligations - 15.5 Commercial Paper - 15.5 Certificates of Deposit - 8.0 Non-Negotiable Time Deposit - 6.1 Net Other Assets (Liabilities) - (2.6)%
Fidelity Government Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Premium Class
Trading Symbol	FZCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Net Assets	$ 397,528,395,245
Holdings Count | shares	650
Advisory Fees Paid, Amount	$ 903,595,781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.7 8-30 13.3 31-60 5.7 61-90 3.7 91-180 1.6 >180 4.3 Repurchase Agreements 51.8 U.S. Government Agency - Debt 31.4 U.S. Treasury Obligations 19.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 51.8 U.S. Government Agency - Debt - 31.4 U.S. Treasury Obligations - 19.1 Net Other Assets (Liabilities) - (2.3)%
Fidelity Government Money Market Fund - Class S
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Class S
Trading Symbol	FZSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 397,528,395,245
Holdings Count | shares	650
Advisory Fees Paid, Amount	$ 903,595,781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.7 8-30 13.3 31-60 5.7 61-90 3.7 91-180 1.6 >180 4.3 Repurchase Agreements 51.8 U.S. Government Agency - Debt 31.4 U.S. Treasury Obligations 19.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 51.8 U.S. Government Agency - Debt - 31.4 U.S. Treasury Obligations - 19.1 Net Other Assets (Liabilities) - (2.3)%
Fidelity Treasury Only Money Market Fund - Class OUS
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Only Money Market Fund
Class Name	Fidelity® Treasury Only Money Market Fund Class OUS
Trading Symbol	FYIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period January 28, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 800-544-0275 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	800-544-0275
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class OUS A	$ 9	0.37%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.37%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 12,494,413,675
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 31,716,273
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,494,413,675
Number of Holdings	37
Total Advisory Fee	$31,716,273

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 19.2 8-30 32.6 31-60 30.8 61-90 16.2 91-180 5.3 U.S. Treasury Obligations 104.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 104.1 Net Other Assets (Liabilities) - (4.1)%
Fidelity Government Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Capital Reserves Class
Trading Symbol	FZAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Net Assets	$ 397,528,395,245
Holdings Count | shares	650
Advisory Fees Paid, Amount	$ 903,595,781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.7 8-30 13.3 31-60 5.7 61-90 3.7 91-180 1.6 >180 4.3 Repurchase Agreements 51.8 U.S. Government Agency - Debt 31.4 U.S. Treasury Obligations 19.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 51.8 U.S. Government Agency - Debt - 31.4 U.S. Treasury Obligations - 19.1 Net Other Assets (Liabilities) - (2.3)%
Fidelity Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund
Trading Symbol	SPAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 397,528,395,245
Holdings Count | shares	650
Advisory Fees Paid, Amount	$ 903,595,781
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.7 8-30 13.3 31-60 5.7 61-90 3.7 91-180 1.6 >180 4.3 Repurchase Agreements 51.8 U.S. Government Agency - Debt 31.4 U.S. Treasury Obligations 19.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 51.8 U.S. Government Agency - Debt - 31.4 U.S. Treasury Obligations - 19.1 Net Other Assets (Liabilities) - (2.3)%
Fidelity Series Treasury Bill Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Treasury Bill Index Fund
Class Name	Fidelity® Series Treasury Bill Index Fund
Trading Symbol	FHQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Treasury Bill Index Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Treasury Bill Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending April 30, 2025, fueled by the Federal Reserve's mid-September 2024 pivot to cutting interest rates and late-period movement toward fixed-income investments amid equity market turbulence.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through April 30, 2025. Initial investment of $10,000. Fidelity® Series Treasury Bill Index Fund $10,000 $10,162 $10,400 $10,413 $10,418 $10,707 $11,280 $11,854 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,167 $10,407 $10,421 $10,423 $10,715 $11,290 $11,857 Bloomberg U.S. Aggregate Bond Index $10,000 $10,413 $11,542 $11,511 $10,531 $10,486 $10,332 $11,161 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Treasury Bill Index Fund 5.09% 2.65% 2.57% Bloomberg U.S. 3-6 Month Treasury Bill Index 5.02% 2.64% 2.57% Bloomberg U.S. Aggregate Bond Index 8.02% -0.67% 1.65% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,602,354,022
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,602,354,022
Number of Holdings	18
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 99.7 U.S. Treasury Obligations 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 99.7 99.7